Accounts Payable and Accrued Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities

NOTE 5: ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

The following table summarizes the components of the Company’s accounts payable and accrued liabilities as of the dates presented:

	March 31,	December 31,
	2021	2019

Accounts payable	$191,177	$178,319
Payroll liabilities	106,513	102,793
Credit cards	42,657	31,918
Accrued dividend - preferred stock	3,307	484
Accrued liabilities	40,000	87,500
	$383,654	$401,014

NOTE 6: ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

The following table summarizes the components of the Company’s accounts payable and accrued liabilities as of the dates presented:

	December 31,	December 31,
	2020	2019

Accounts payable	$178,319	$339,882
Credit cards and accrued liabilities	222,695	68,313
	$401,014	$408,195